Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Assumptions Used for Measurement

The Company uses a weighted average Black-Scholes-Merton option pricing model with the following assumptions to measure the fair value of derivative liability:

Stock price	$4.00
Risk free rate	0.53%
Volatility	275%
Conversion/ Exercise price	$4.00
Dividend rate	0%
Term (years)	0.16 to 0.25

Schedule of Derivative Liability

The following table represents the Company’s derivative liability activity from December 31, 2016 to December 31, 2017:

Derivative liability balance, December 31, 2016	$-
Issuance of derivative liability during the period	40,266
Change in derivative liability during the period	(40,266)
Derivative liability balance, December 31, 2017	$-